Financial Instrument Related Costs and Other (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Financial Instrument Related Costs And Other
Gain on derivative warrant liabilities	$ 1,345	$ 2,542	$ 1,408	$ 6,204
Transaction costs on derivative warrant liabilities	(11)		(293)	(655)
Change in fair value of convertible debentures				904
Withholding tax costs		(1)		(11)
Total financial instrument related costs and other	$ 1,334	$ 2,541	$ 1,115	$ 4,634